Consolidated Statements of Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Grant income	SFr 686	SFr 883	SFr 912
Operating income	686	883	912
Research and development expenses	(52,083)	(29,247)	(22,224)
General and administrative expenses	(21,807)	(17,487)	(11,064)
Merger and listing expense		(34,863)
Operating expenses	(73,890)	(81,597)	(33,288)
Operating loss	(73,204)	(80,714)	(32,376)
Finance income	2,168	1,429	126
Finance expense	(639)	(1,315)	(6,442)
Fair value adjustment on warrant liabilities	(15,531)	(3,431)
Foreign currency exchange (loss) gain	1,269	(4,664)	49
Finance result	(12,733)	(7,981)	(6,267)
Loss before tax for the period	(85,937)	(88,695)	(38,643)
Income tax benefit (expense)	160	(107)	(55)
Loss for the period	SFr (85,777)	SFr (88,802)	SFr (38,698)
Loss per share [abstract]
Basic, loss for the period attributable to equity holders	SFr (2.12)	SFr (2.97)	SFr (11.32)
Diluted, loss for the period attributable to equity holders	SFr (2.12)	SFr (2.97)	SFr (11.32)